Schedule of inventories (Details) - USD ($)	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
INVENTORY [abstract]
Finished goods	$ 2,283,439	$ 0	$ 0
Work in progress	4,575,595	0	0
Inventory	$ 6,859,034	$ 0	$ 0